Inventories	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Inventories	Inventories

(in €‘000)	December 31, 2023	December 31, 2022
Finished products and goods for resale	27,249	21,440
CO2 tickets	6,855	4,577
Total	34,104	26,017
Amounts recognized in the consolidated statement of profit or loss
Inventories recognized as an expense in 2023 amounted to €8,842 thousand (2022: €28,065 thousand, 2021: €21,243 thousand). These were included in cost of sales.
Write-downs of inventories to net realizable value in 2023 amounted to €70 thousand (2022: €627 thousand, 2021: €651 thousand). These were recognized as an expense and included in cost of sales.